Derivatives - Summary of Derivative Asset and Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	€ 11,157	€ 7,615	[1]	€ 5,912
Total derivative liabilities	11,616	7,230	[1]	€ 7,130
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	10,658	7,337
Total derivative liabilities	11,501	7,174
Derivatives for general account [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	10,134	6,904
Total derivative liabilities	11,060	6,879
Derivatives for general account [member] | Non-cash changes [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	21	30
Total derivative liabilities	26	29
Derivatives for general account [member] | Cash flow hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	390	289
Total derivative liabilities	320	151
Derivatives for general account [member] | Derivatives designated as Net foreign investment hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	112	115
Total derivative liabilities	96	114
Derivatives for account of policyholders [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	499	278
Total derivative liabilities	€ 114	€ 56

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.